SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
2026	$ 530,450
2027	530,450
2028	411,896
2029	88,484
Total	2,785,384
2025 (remaining nine months)	1,224,104
Thereafter
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
2026		$ 1,366,350
2027		507,260
2028		507,260
2029		409,267
2029		135,462
Thereafter		188,362
Total		$ 3,113,961